Related Party Transactions - Summary of Transactions with Related Parties (Parenthetical) (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Royalty costs, Related party transactions				€ 4,095	€ 4,721
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Agnona SRL [Member]
Disclosure of transactions between related parties [line items]
Provision On Losses			€ 6,006
Stock write down, Related party transactions			€ 144
Subsidiaries [member] | Agnona SRL [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold			30.00%
Tom Ford [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Royalty costs, Related party transactions	€ 2,074	€ 1,564	€ 4,081